Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business Segment Information
Segment assets	$ 503,349	$ 506,913
Segment liabilities	141,335	112,507
Operating segments
Business Segment Information
Segment assets	503,349	506,913
Segment liabilities	141,335	112,507
Operating segments | Iron Ore Royalty
Business Segment Information
Segment assets	222,385	224,043
Segment liabilities	53,489	55,369
Operating segments | Industrial Equity
Business Segment Information
Segment assets	162,772	195,642
Segment liabilities	37,482	48,784
Operating segments | Merkanti Holding plc
Business Segment Information
Segment assets	117,790	86,369
Segment liabilities	45,808	7,168
Operating segments | All other segments
Business Segment Information
Segment assets	402	859
Segment liabilities	$ 4,556	$ 1,186